Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, shares issued	1,416,605,782	605,930,613	118,649,439
Common Stock, shares outstanding	1,390,174,207	605,930,613	118,649,439
Treasury Stock, shares	26,431,575	0
Series A Convertible Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	51	51	51
Preferred Stock, shares issued	51	51	0
Preferred Stock, shares outstanding	51	51	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	500	500	500
Preferred Stock, shares issued	0	190	0
Preferred Stock, shares outstanding	0	190	0